SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Statement of Financial Position
Total current assets	$ 3,116,603	$ 4,401,328
Property, plant and equipment, net	7,971,830	7,750,617
Intangible assets, net		2,238,109
Investments		1,128,820
Other non-current assets		245,615
Total assets	14,478,042	15,764,489
Total current liabilities	3,155,141	4,279,035
Total long-term liabilities	7,079,154	7,037,482
Total liabilities	10,234,295	11,316,517
Redeemable noncontrolling interest	86,944	82,261
Shareholders' equity attributable to the Group		3,344,672
Nonredeemable noncontrolling interest	1,031,988	1,021,039
Total shareholders' equity	4,156,803	4,365,711	6,194,863	8,343,149
Statement of Operations
Net operating revenue	11,293,236	9,867,253	11,992,623
Net operating income	2,734,559	2,555,885	3,627,246
Income before provision for income taxes and noncontrolling interests	2,065,631	1,499,140	2,905,600
Net income	1,548,443	994,093	2,161,280
Net income attributable to the Group	1,380,631	1,014,203	1,979,107
Earnings per share, basic (in dollars per share)	$ 0.72	$ 0.54	$ 1.03
Earnings per share, diluted (in dollars per share)	$ 0.72	$ 0.54	$ 1.03
As previously reported
Statement of Financial Position
Total current assets		4,394,956
Property, plant and equipment, net		7,745,331
Intangible assets, net		2,235,831
Investments		1,159,012
Other non-current assets		245,615
Total assets		15,780,745
Total current liabilities		4,257,933
Total long-term liabilities		7,037,482
Total liabilities		11,295,415
Redeemable noncontrolling interest		82,261
Shareholders' equity attributable to the Group		3,376,950
Nonredeemable noncontrolling interest		1,026,119
Total shareholders' equity		4,403,069
Statement of Operations
Net operating revenue		9,823,542	11,900,934
Net operating income		2,547,567	3,647,336
Income before provision for income taxes and noncontrolling interests		1,494,730	2,930,059
Net income		990,775	2,187,178
Net income attributable to the Group		1,004,479	2,000,119
Earnings per share, basic (in dollars per share)		$ 0.53	$ 1.04
Earnings per share, diluted (in dollars per share)		$ 0.53	$ 1.04
Effect of entities acquired from Sistema
Statement of Financial Position
Total current assets		29,348
Property, plant and equipment, net		5,286
Intangible assets, net		2,278
Total assets		36,912
Total current liabilities		74,234
Total liabilities		74,234
Shareholders' equity attributable to the Group		(32,242)
Nonredeemable noncontrolling interest		(5,080)
Total shareholders' equity		(37,322)
Statement of Operations
Net operating revenue		95,910	122,187
Net operating income		8,301	(19,845)
Income before provision for income taxes and noncontrolling interests		4,393	(24,214)
Net income		3,301	(25,653)
Net income attributable to the Group		9,707	(20,767)
Eliminations
Statement of Financial Position
Total current assets		(22,976)
Investments		(30,192)
Total assets		(53,168)
Total current liabilities		(53,132)
Total liabilities		(53,132)
Shareholders' equity attributable to the Group		(36)
Total shareholders' equity		(36)
Statement of Operations
Net operating revenue		(52,199)	(30,498)
Net operating income		17	(245)
Income before provision for income taxes and noncontrolling interests		17	(245)
Net income		17	(245)
Net income attributable to the Group		$ 17	$ (245)